Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A Servicer’s Report

Collection Period Start	1-Jul-18	Distribution Date	15-Aug-18
Collection Period End	31-Jul-18	30/360 Days	30
Beg. of Interest Period	16-Jul-18	Actual/360 Days	30
End of Interest Period	15-Aug-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,392,866,550.14	350,967,681.33	300,743,366.20	0.2159169
Total Securities		1,392,866,550.14	350,967,681.33	300,743,366.20	0.2159169
Class A-1 Notes	0.620000%	154,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.220000%	407,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.451630%	115,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.490000%	380,000,000.00	14,101,131.19	0.00	0.0000000
Class A-4 Notes	1.650000%	114,000,000.00	114,000,000.00	77,876,816.06	0.6831300
Certificates	0.000000%	222,866,550.14	222,866,550.14	222,866,550.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	14,101,131.19	17,508.90	37.1082400	0.0460761
Class A-4 Notes	36,123,183.94	156,750.00	316.8700346	1.3750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	50,224,315.13	174,258.90

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					4,893,470.12
Monthly Interest					1,913,881.31

Total Monthly Payments					6,807,351.43

Interest Rate Cap Payments					0.00

Advances:
Aggregate Monthly Payment Advances					267,781.79
Aggregate Sales Proceeds Advance					19,014,019.11

Total Advances					19,281,800.90

Vehicle Disposition Proceeds:
Reallocation Payments					34,322,626.25
Repurchase Payments					0.00
Net Auction Proceeds					0.00
Recoveries					0.00
Net Liquidation Proceeds					11,710,419.90
Excess Wear and Tear and Excess Mileage					468,280.49
Remaining Payoffs					0.00
Net Insurance Proceeds					668,748.40
Residual Value Surplus					2,174,310.45

Total Collections					75,433,537.82

		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)
Early Termination		20,252,193.00			1,216
Involuntary Repossession		224,163.25			16
Voluntary Repossession		81,508.00			4
Full Termination		13,764,762.00			869
Bankruptcty		—			—
Insurance Payoff			661,316.26		36
Customer Payoff				745,018.94	42
Grounding Dealer Payoff				9,232,697.95	522
Dealer Purchase				2,109,934.48	105

Total		34,322,626.25	661,316.26	12,087,651.37	2,810

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	20,558	415,705,126.27	7.00000%	350,967,681.33
Total Depreciation Received		(6,400,686.33)		(4,839,564.33)
Principal Amount of Gross Losses	(74)	(1,271,198.91)		(1,105,752.89)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,070)	(19,337,227.85)		(16,124,140.69)
Scheduled Terminations	(1,784)	(32,634,672.13)		(28,154,857.22)

Pool Balance - End of Period	17,630	356,061,341.05		300,743,366.20

Remaining Pool Balance
Lease Payment				27,750,343.60
Residual Value				272,993,022.60

Total				300,743,366.20

III. DISTRIBUTIONS

Total Collections					75,433,537.82
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					75,433,537.82

NISSAN AUTO LEASE TRUST 2016-A

Servicer’s Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	453,372.92
3. Reimbursement of Sales Proceeds Advance	18,652,505.39
4. Servicing Fee:
Servicing Fee Due	292,473.07
Servicing Fee Paid	292,473.07
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	19,398,351.38

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00

Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00

Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	17,508.90

Class A-3 Notes Monthly Interest Paid	17,508.90
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	156,750.00

Class A-4 Notes Monthly Interest Paid	156,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	174,258.90
Total Note and Certificate Monthly Interest Paid	174,258.90
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	55,860,927.54

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	50,224,315.13

Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	50,224,315.13
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00

Remaining Available Collections	5,636,612.41

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,964,332.75
Required Reserve Account Amount	20,892,998.25
Beginning Reserve Account Balance	20,892,998.25
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,892,998.25
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	5,636,612.41
Gross Reserve Account Balance	26,529,610.66
Remaining Available Collections Released to Seller	5,636,612.41
Total Ending Reserve Account Balance	20,892,998.25

NISSAN AUTO LEASE TRUST 2016-A

Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.13
Monthly Prepayment Speed			84%
Lifetime Prepayment Speed			83%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,125,696.02
Securitization Value of Defaulted Receivables and Casualty Receivables		1,105,752.89	74
Aggregate Defaulted and Casualty Gain (Loss)		19,943.13
Pool Balance at Beginning of Collection Period		350,967,681.33
Net Loss Ratio
Current Collection Period		0.0057%
Preceding Collection Period		-0.0221%
Second Preceding Collection Period		0.0399%
Third Preceding Collection Period		0.0064%

Cumulative Net Losses for all Periods		0.2839%	3,954,981.52

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.97%	3,405,526.43	217
61-90 Days Delinquent	0.28%	985,858.71	63
91-120 Days Delinquent	0.14%	493,563.21	33
More than 120 Days	0.01%	43,336.26	2

Total Delinquent Receivables:	1.39%	4,928,284.61	315

		Amount	Number

61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.43%	0.48%
Preceding Collection Period		0.38%	0.43%
Second Preceding Collection Period		0.31%	0.33%
Third Preceding Collection Period		0.26%	0.28%

60 Day Delinquent Receivables		1,856,947.08
Delinquency Percentage		0.53%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units

Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		34,016,955.00	2,085
Securitization Value		32,724,420.35	2,085

Aggregate Residual Gain (Loss)		1,292,534.65

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		492,474,440.87	33,742
Cumulative Securitization Value		510,396,614.38	33,742

Cumulative Residual Gain (Loss)		(17,922,173.51)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			26,800,736.55
Reimbursement of Outstanding Advance			18,652,505.39
Additional Advances for current period			19,014,019.11

Ending Balance of Residual Advance			27,162,250.27

Beginning Balance of Payment Advance			985,121.17
Reimbursement of Outstanding Payment Advance			453,372.92
Additional Payment Advances for current period			267,781.79

Ending Balance of Payment Advance			799,530.04

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?			NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO